Fair value measurements - Equity securities subject to contractual sale restrictions (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restriction on transfer	¥ 250,291	¥ 200,658
Consent from third parties	8,054	7,806
Others	3,745	2,148
Total	262,090	210,612
Less than 1 year [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restriction on transfer	250,291	9
Consent from third parties		18
Others
Total	250,291	27
1 to 5 years [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restriction on transfer		200,621
Consent from third parties
Others
Total		200,621
More than 5 years [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restriction on transfer		28
Consent from third parties	8,054	7,788
Others	3,745	2,148
Total	¥ 11,799	¥ 9,964